CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
NET INCOME (LOSS)	$ (729)	$ (1,204)	$ (7,422)	$ (6,148)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	2		6
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (727)	$ (1,204)	$ (7,416)	$ (6,148)